Condensed Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Formation and operating costs	$ 322,997	$ 577,950	$ 1,819,312	$ 3,756,538
Administrative expenses from related party	36,000	54,970	208,395	287,618
Loss from operations	(358,997)	(632,920)	(2,027,707)	(4,044,156)
Other income:
Other expenses	(100,000)
Interest earned on marketable securities held in Trust Account	949,100	1,631,158	5,175,207	2,932,192
Net loss	590,103	998,238	3,147,500	(1,111,964)
Net loss	590,103	998,238
Seamless Group Inc. [Member]
Revenue	13,104,123	13,872,595	53,255,361	55,500,917
Cost of revenue	(8,696,562)	(9,322,019)	(35,899,057)	(39,880,947)
Gross profit	4,407,561	4,550,576	17,356,304	15,619,970
Selling expenses	(3,987)	(14,231)	(25,880)	(95,174)
General and administrative expenses	(5,824,208)	(6,067,839)	(23,976,209)	(25,539,467)
Loss from operations	(1,420,634)	(1,531,494)	(6,645,785)	(10,014,671)
Finance costs, net	(1,311,363)	(1,664,610)	(8,002,552)	(8,200,112)
Other income:
Other income	189,735	(69,538)	839,606	3,405,486
Other expenses	(19,137)	(26,300)	(85,574)	(802,634)
Loss before income tax	(2,561,399)	(3,291,942)	(13,894,305)	(15,611,931)
Income tax expense	(70,529)	(47,865)	(523,481)	(113,782)
Net loss	(2,631,928)	(3,339,807)	(14,417,786)	(15,725,713)	[1]
Net income attributable to non-controlling interests	(403,056)	(203,635)	(888,764)	(952,422)
Net loss	$ (3,034,984)	$ (3,543,442)	$ (15,306,550)	$ (16,678,135)
Shares used in loss per share computation, basic	58,030,000	58,030,000	58,030,000	58,030,000
Shares used in loss per share computation, diluted	58,030,000	58,030,000	58,030,000	58,030,000
Loss per share, basic	$ (0.05)	$ (0.06)	$ (0.26)	$ (0.29)
Loss per share, diluted	$ (0.05)	$ (0.06)	$ (0.26)	$ (0.29)
Other comprehensive loss:
Foreign currency translation adjustments	$ 368,135	$ 584,553	$ 10,608	$ 2,402
Total comprehensive loss	(2,263,793)	(2,755,254)	(14,407,178)	(15,723,311)
Total Comprehensive Loss attributable to non-controlling interests	(407,798)	(191,166)	(871,614)	(966,184)
Total comprehensive loss	(2,671,591)	(2,946,420)	(15,278,792)	(16,689,495)
Common Class A [Member]
Other income:
Net loss	$ (301,466)	$ (712,719)	$ (2,003,234)	$ 860,883
Shares used in loss per share computation, basic	6,092,346	14,560,700	10,024,516	19,999,880
Shares used in loss per share computation, diluted	6,092,346	14,560,700	10,024,516	19,999,880
Loss per share, basic	$ 0.05	$ 0.05	$ 0.20	$ (0.04)
Loss per share, diluted	$ 0.05	$ 0.05	$ 0.20	$ (0.04)
Common Class B [Member]
Other income:
Net loss	$ (288,637)	$ (285,519)	$ (1,165,646)	$ 251,081
Shares used in loss per share computation, basic	5,833,083	5,833,083	5,833,083	5,833,083
Shares used in loss per share computation, diluted	5,833,083	5,833,083	5,833,083	5,833,083
Loss per share, basic	$ 0.05	$ 0.05	$ 0.20	$ (0.04)
Loss per share, diluted	$ 0.05	$ 0.05	$ 0.20	$ (0.04)

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.